UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22889

Gottex Trust

(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. Woolverton

General Counsel

Gottex Fund Management Ltd.

28 State Street, 40th Floor

Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

GOTTEX ENDOWMENT STRATEGY FUND
Schedule of Investments (unaudited)
June 30, 2014
Number
of Shares		Value
	EXCHANGE TRADED FUNDS - 26.5%
	GROWTH - 23.9%
	LONG ONLY EQUITY - 21.8%
27,211	iShares China Large-Cap ETF	$1,007,896
93,933	iShares MSCI United Kingdom ETF	1,961,321
19,306	SPDR EURO STOXX 50 ETF	835,371
18,539	SPDR S&P 500 ETF Trust	3,628,453
23,465	Vanguard FTSE Emerging Markets ETF	1,012,045
17,075	WisdomTree Japan Hedged Equity Fund	842,822
		9,287,908
	PRIVATE EQUITY - 2.1%
71,751	PowerShares Global Listed Private Equity Portfolio ETF	884,690
	TOTAL GROWTH	10,172,598

	OPPORTUNISTIC STRATEGIES - 2.6%
	COMMODITIES - 2.6%
27,591	iPath Dow Jones UBS Commodity Index Total Return Fund ETN	1,088,189
	TOTAL OPPORTUNISTIC STRATEGIES	1,088,189
	TOTAL EXCHANGE TRADED FUNDS	11,260,787
	(Identified Cost $10,872,424)

	HEDGE FUNDS - 13.3%
	GROWTH - 7.7%
	EVENT DRIVEN - 5.2%
12,996	Lyxor/Jana Partners Fund, Ltd., Class B (1) (2) (3)	2,181,870

	LONG/SHORT EQUITY - 2.5%
9,627	Lyxor/Tremblant Long Short Equity Fund, Ltd., Class B (1) (2) (3)	1,073,509
	TOTAL GROWTH	3,255,379

	OPPORTUNISTIC STRATEGIES - 5.6%
	MACRO - 5.6%
11,006	Lyxor/Bridgewater Fund, Ltd., Class B (1) (2) (3)	2,398,811
	TOTAL OPPORTUNISTIC STRATEGIES	2,398,811
	TOTAL HEDGE FUNDS	5,654,190
	(Identified Cost $5,460,147)

	MUTUAL FUNDS - 53.3%
	GROWTH - 17.0%
	LONG ONLY EQUITY - 8.9%
25,424	Bogle Investment Management Small Cap Growth Fund, Class I	950,356
34,325	Glenmede Small Capitalization Equity Portfolio, Class A	934,666
45,683	Hodges Small Cap Fund, Class I	953,852
27,360	RBC Small Cap Core Fund, Class I	920,377
		3,759,251
	LONG/SHORT EQUITY - 8.1%
79,609	Gotham Absolute Return Fund, Class I	1,080,290
87,181	PIMCO Eqs Long/Short Fund, Class I	1,039,203
89,285	Robeco Boston Partners Long/Short Research Fund, Class I	1,330,346
		3,449,839
	TOTAL GROWTH	7,209,090

	OPPORTUNISTIC STRATEGIES - 17.9%
	MACRO - 12.9%
85,022	MainStay Marketfield Fund, Class I	1,517,640
204,532	Whitebox Tactical Opportunities Fund, Class I	2,607,777
105,308	William Blair Macro Allocation Fund, Class I	1,350,048
		5,475,465
	TREND FOLLOWING - 2.5%
85,523	AQR Managed Futures Strategy Fund, Class I	858,654
21,287	Credit Suisse Managed Futures Strategy Fund, Class I	213,724
		1,072,378
	OTHER - 2.5%
78,697	Templeton Global Total Return Fund, Class A	1,073,432
	TOTAL OPPORTUNISTIC STRATEGIES	$7,621,275

GOTTEX ENDOWMENT STRATEGY FUND
Schedule of Investments - (unaudited) (continued)
June 30, 2014
Number
of Shares		Value
	RISK MITIGATING STRATEGIES - 18.4%
	MARKET INDEPENDENT - 18.4%
115,975	Gotham Neutral Fund, Class I	1,282,680
280,005	Neuberger Berman Absolute Return Multi Manager Fund, Class I	3,133,254
83,881	TFS Market Neutral Fund, Class R	1,283,376
192,928	Whitebox Market Neutral Equity Fund, Class I	2,118,351
	TOTAL RISK MITIGATING STRATEGIES	7,817,661
	TOTAL MUTUAL FUNDS	22,648,026
	(Identified Cost $22,432,825)

	TOTAL INVESTMENTS - 93.1%	39,563,003
	(Identified Cost $38,765,396)

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
1,532,980	Federated Government Obligations Fund, Class I, 0.01% (4)	$1,532,980
	TOTAL SHORT-TERM INVESTMENTS	1,532,980
	(Identified Cost $1,532,980)

	TOTAL INVESTMENTS AND SHORT-TERM INVESTMENTS - 96.7%
	(Identified Cost $40,298,376)	$41,095,983
	OTHER ASSETS LESS LIABILITIES - 3.3%	1,422,036
	NET ASSETS - 100.0%	$42,518,019

	All percentages are based on Net Assets.

	(1) Non-income Producing.
	(2) Withdrawals from this portfolio fund are permitted on a weekly basis.
	(3) Foreign investment denominated in U.S. dollars
	(4) The rate shown is the annualized 7-day yield as of June 30, 2014.

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS AND SHORT-TERM INVESTMENTS

Investment types as a percentage of total investments and short-term investments are as follows:

TOTAL RETURN SWAPS
	Pay/					Premium	Unrealized
	Receive	Financing	Valuation		Notional	Paid	Appreciation/
Underlying Reference Instrument	Total Return	Rate	Date	Currency	Amount	(Received)	(Depreciation)
Morgan Stanley Capital Services LLC/
Morgan Stanley Backwardated Basket DJUBS	Receive	0.75%	4/24/2015	USD	$1,057,000	$-	$(11,356)
Societe Generale, S.A./
Lyxor/Twin Offshore Swap	Receive	0.60%	3/27/2015	USD	$1,360,000	$1,360,000	$24,168

The Gottex Endowment Strategy Fund (the “Fund”), a series of the Gottex Trust (the “Trust”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2014 through June 30, 2014, the Fund entered into nine short forward foreign currency contracts.

At June 30, 2014, the Fund had two outstanding short forward foreign currency contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
July 31, 2014	Euro (€)	$873,000	€641,534	$878,501	($5,501)	Citigroup
July 31, 2014	Pound (£)	$2,074,000	£1,217,636	$2,082,337	($8,337)	Citigroup

The Fund had $32,289 in net realized loss and a $13,838 change in net unrealized depreciation on forward foreign currency contracts.

Each security owned by the Fund that is listed on an exchange, except the NASDAQ National Market and Small Cap exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market and Small Cap securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which OTC market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations or quotes and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Over-the-counter (OTC) derivative instruments, such as certain non-exchange traded swaps and forward contracts, are valued using an independent pricing service, counterparty valuations or independent broker quotes. Shares of other U.S. and non-U.S. publicly available investment companies are valued at their most recently published net asset value. If a security purchased on behalf of the Fund is not priced by an independent pricing service, Gottex Fund Management, Ltd. (the “Adviser) shall determine whether market quotations are readily available. If market quotations are readily available, the Adviser shall obtain a price from an independent dealer based on the current closing bid price.

As permitted under U.S. GAAP, the Fund’s investments in the private funds that are not publicly traded, such as hedge funds, are typically valued, as a practical expedient, utilizing the valuations reported by the private funds’ managers and their agents, when the valuations of private funds are calculated in a manner consistent with U.S. GAAP for investment companies. Such values are calculated according to the valuations policies of the particular private fund.

In the event a private fund does not report a value to the Fund on a timely basis, or if the Adviser deems the reported price to be unreliable, the private fund will be valued at its fair value, as described below. The valuations of private funds reported by the private fund’s managers may be based on information that is subject to later adjustments as a result of information available at such later time. Such adjustments may result in an increase or decrease in the value of a private fund at the time the newly reported value is available. The Fund will not retroactively adjust the price of its shares or its net asset value based on such an adjustment by a private fund. Any such adjustment may cause purchasing or redeeming shareholders to pay too little or too much for their shares as a result of the adjustment. Because of the inherent uncertainty in valuation, the estimated values used for private funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Adviser using procedures adopted by, and under the supervision of, the Board of Trustees. The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).

The Fund’s fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Fund may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange. In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing services will provide revised values to the Fund. The use of fair value pricing by the Fund may cause the NAVs of its shares to differ from the NAVs that would be calculated by using closing market prices.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem investments in the near term, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,260,787	$-	$-	$11,260,787
Hedge Funds	-	5,654,190	-	5,654,190
Mutual Funds	22,648,026	-	-	22,648,026
Short-Term Investments	1,532,980	-	-	1,532,980
Total	$35,441,793	$5,654,190	$-	$41,095,983

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps	$-	$12,812	$-	$12,812
Total	$-	$12,812	$-	$12,812

At March 31, 2014, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$428,078
Gross unrealized depreciation	(360,706)
Net unrealized appreciation (depreciation)	$67,372
Tax cost	$38,647,961

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gottex Trust

By (Signature and Title)*	/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2014

By (Signature and Title)*	/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2014

* Print the name and title of each signing officer under his or her signature.